Share-Based and Other Compensation Plans - Summary of Changes in Intelsat Global's Restricted Class B Shares (Detail) (Class B common [Member], Restricted Stock [Member], 2008 Share Plan [Member], Executive officer [Member], USD $)
12 Months Ended
Dec. 31, 2011
Class B common [Member] | Restricted Stock [Member] | 2008 Share Plan [Member] | Executive officer [Member]
Non-vested restricted shares
Total non-vested Class B Shares at December 31, 2010	166,117
Vested	(77,335)
Total non-vested Class B Shares at December 31, 2011	88,782
Non-vested, Grant date fair value
Total non-vested Class B Shares at December 31, 2010, Grant date fair value per share	$ 10.73
Vested, Grant date fair value per share	$ 10.73
Total non-vested Class B Shares at December 31, 2011, Grant date fair value per share	$ 10.73
Non-vested Class B shares Weighted average remaining contractual term	2 years